Schedule of Investments (unaudited) July 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond 1.25%, 05/21/32	AUD	700	$518,888
1.50%, 06/21/31(a)	AUD	1,906	1,451,089
2.00%, 12/21/21(a)	AUD	1,550	1,138,083
2.25%, 11/21/22	AUD	2,434	1,823,971
2.25%, 05/21/28(a)	AUD	2,818	2,261,420
2.50%, 05/21/30(a)	AUD	2,739	2,272,607
2.75%, 04/21/24(a)	AUD	3,700	2,892,240
2.75%, 11/21/27(a)	AUD	2,609	2,154,826
2.75%, 11/21/28(a)	AUD	2,320	1,934,154
2.75%, 11/21/29(a)	AUD	2,626	2,210,712
2.75%, 06/21/35(a)	AUD	781	681,455
2.75%, 05/21/41(a)	AUD	955	832,278
3.00%, 03/21/47(a)	AUD	1,656	1,524,285
3.25%, 04/21/25(a)	AUD	3,928	3,192,214
3.25%, 04/21/29(a)	AUD	2,777	2,408,412
3.25%, 06/21/39(a)	AUD	1,174	1,093,782
3.75%, 04/21/37(a)	AUD	1,171	1,147,253
4.25%, 04/21/26(a)	AUD	3,614	3,139,917
4.50%, 04/21/33(a)	AUD	2,055	2,094,087
4.75%, 04/21/27(a)	AUD	2,818	2,578,766
5.50%, 04/21/23(a)	AUD	3,185	2,605,774
5.75%, 07/15/22(a)	AUD	2,366	1,876,602

			41,832,815

Austria — 4.7%
Republic of Austria Government Bond 0.00%, 09/20/22(b)(c)	EUR	1,007	1,206,615
0.00%, 04/20/23(b)(c)	EUR	750	902,750
0.00%, 07/15/23(b)(c)	EUR	1,310	1,577,113
0.00%, 07/15/24(b)(c)	EUR	1,100	1,326,414
0.00%, 02/20/30(b)(c)	EUR	859	1,045,428
0.50%, 04/20/27(b)	EUR	1,450	1,831,562
0.50%, 02/20/29(b)	EUR	1,491	1,896,751
0.75%, 10/20/26(b)	EUR	1,824	2,328,891
0.75%, 02/20/28(b)	EUR	1,402	1,807,073
0.75%, 03/20/51(b)	EUR	400	546,173
1.20%, 10/20/25(b)	EUR	1,621	2,098,356
1.50%, 02/20/47(b)	EUR	992	1,581,821
1.50%, 11/02/86(b)	EUR	343	642,345
1.65%, 10/21/24(b)	EUR	1,585	2,057,378
1.75%, 10/20/23(b)	EUR	1,644	2,095,081
2.10%, 12/31/99(b)	EUR	790	1,935,237
2.40%, 05/23/34(b)	EUR	1,060	1,689,149
3.15%, 06/20/44(b)	EUR	917	1,865,303
3.40%, 11/22/22(b)	EUR	1,371	1,773,601
3.50%, 09/15/21(b)	EUR	400	494,673
3.65%, 04/20/22(b)	EUR	1,290	1,636,933
3.80%, 01/26/62(b)	EUR	491	1,369,305
4.15%, 03/15/37(b)	EUR	1,864	3,738,686
4.85%, 03/15/26(b)	EUR	1,440	2,232,200
6.25%, 07/15/27	EUR	1,286	2,241,520

			41,920,358

Belgium — 4.7%
Kingdom of Belgium Government Bond 0.00%, 10/22/27(b)(c)	EUR	900	1,092,985
0.20%, 10/22/23(b)	EUR	751	912,035
0.40%, 06/22/40(b)	EUR	395	475,962
0.50%, 10/22/24(b)	EUR	975	1,206,088

Security	Par (000)		Value

Belgium (continued)
0.80%, 06/22/25(b)	EUR	1,067	$1,346,137
0.80%, 06/22/27(b)	EUR	1,382	1,771,162
0.80%, 06/22/28(b)	EUR	1,404	1,812,656
0.90%, 06/22/29(b)	EUR	1,314	1,719,441
1.00%, 06/22/26(b)	EUR	1,360	1,748,917
1.00%, 06/22/31(b)	EUR	1,079	1,435,917
1.45%, 06/22/37(b)	EUR	387	555,468
1.60%, 06/22/47(b)	EUR	913	1,388,659
1.70%, 06/22/50(b)	EUR	610	959,975
1.90%, 06/22/38(b)	EUR	670	1,029,324
2.15%, 06/22/66(b)	EUR	544	1,038,708
2.25%, 06/22/23(a)	EUR	1,180	1,512,699
2.25%, 06/22/57(b)	EUR	491	904,412
2.60%, 06/22/24(b)	EUR	1,105	1,471,302
3.00%, 06/22/34(b)	EUR	625	1,047,104
3.75%, 06/22/45(a)	EUR	784	1,658,731
4.00%, 03/28/22	EUR	1,222	1,556,786
4.00%, 03/28/32(a)	EUR	639	1,119,447
4.25%, 09/28/21(b)	EUR	1,293	1,614,901
4.25%, 09/28/22(b)	EUR	1,060	1,386,190
4.25%, 03/28/41(b)	EUR	1,405	2,969,627
4.50%, 03/28/26(b)	EUR	930	1,413,696
5.00%, 03/28/35(b)	EUR	1,603	3,267,121
5.50%, 03/28/28	EUR	1,634	2,811,854
Series 86, 1.25%, 04/22/33(a)	EUR	684	944,309

			42,171,613

Canada — 4.6%
Canadian Government Bond 0.50%, 03/01/22	CAD	2,888	2,165,666
0.75%, 09/01/21	CAD	1,000	750,302
1.00%, 09/01/22	CAD	3,380	2,562,113
1.00%, 06/01/27	CAD	1,638	1,276,454
1.25%, 06/01/30	CAD	3,380	2,712,529
1.50%, 06/01/23	CAD	1,921	1,485,502
1.50%, 06/01/26	CAD	1,725	1,375,377
1.75%, 03/01/23	CAD	3,272	2,537,772
2.00%, 09/01/23	CAD	2,860	2,249,568
2.00%, 06/01/28	CAD	1,445	1,212,646
2.00%, 12/01/51	CAD	2,881	2,777,589
2.25%, 03/01/24	CAD	1,600	1,279,928
2.25%, 06/01/25	CAD	2,200	1,799,237
2.25%, 06/01/29	CAD	1,830	1,583,131
2.50%, 06/01/24	CAD	1,775	1,438,565
2.75%, 06/01/22	CAD	2,088	1,630,994
2.75%, 12/01/48	CAD	1,872	2,040,166
2.75%, 12/01/64	CAD	735	917,381
3.50%, 12/01/45	CAD	2,122	2,521,925
4.00%, 06/01/41	CAD	1,830	2,198,814
5.00%, 06/01/37	CAD	1,592	1,994,332
5.75%, 06/01/29	CAD	1,180	1,285,737
5.75%, 06/01/33	CAD	1,562	1,908,159
9.00%, 06/01/25	CAD	200	211,661

			41,915,548

Denmark — 2.4%
Denmark Government Bond 0.25%, 11/15/22(b)	DKK	6,237	1,009,878
0.50%, 11/15/27	DKK	16,440	2,802,968
0.50%, 11/15/29(b)	DKK	18,692	3,218,592
1.50%, 11/15/23	DKK	12,561	2,134,614

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark (continued)
1.75%, 11/15/25	DKK	13,320	$2,380,985
3.00%, 11/15/21	DKK	12,041	1,999,756
4.50%, 11/15/39	DKK	27,606	8,322,650

			21,869,443

Finland — 3.0%
Finland Government Bond 0.00%, 04/15/22(b)(c)	EUR	633	756,247
0.00%, 09/15/23(b)(c)	EUR	1,235	1,489,639
0.00%, 09/15/24(b)(c)	EUR	907	1,100,617
0.13%, 04/15/36(b)	EUR	780	949,070
0.50%, 04/15/26(b)	EUR	1,552	1,945,868
0.50%, 09/15/27(b)	EUR	1,544	1,953,822
0.50%, 09/15/28(b)	EUR	1,014	1,288,792
0.50%, 09/15/29(b)	EUR	1,500	1,912,723
0.75%, 04/15/31(b)	EUR	1,093	1,435,627
0.88%, 09/15/25(b)	EUR	1,063	1,353,107
1.13%, 04/15/34(b)	EUR	952	1,319,210
1.38%, 04/15/47(b)	EUR	823	1,300,299
1.50%, 04/15/23(b)	EUR	1,101	1,377,614
1.63%, 09/15/22(b)	EUR	1,010	1,251,927
2.00%, 04/15/24(b)	EUR	1,137	1,478,079
2.63%, 07/04/42(b)	EUR	1,201	2,230,823
2.75%, 07/04/28(b)	EUR	1,186	1,761,625
4.00%, 07/04/25(b)	EUR	1,278	1,862,325

			26,767,414

France — 7.9%
French Republic Government Bond OAT 0.00%, 02/25/22(a)(c)	EUR	900	1,074,680
0.00%, 05/25/22(a)(c)	EUR	1,150	1,375,513
0.00%, 02/25/23(a)(c)	EUR	500	600,592
0.00%, 03/25/23(a)(c)	EUR	1,300	1,563,076
0.00%, 03/25/24(a)(c)	EUR	1,200	1,450,502
0.00%, 03/25/25(a)(c)	EUR	1,619	1,965,584
0.00%, 02/25/26(a)(c)	EUR	439	533,705
0.00%, 11/25/29(a)(c)	EUR	1,682	2,037,098
0.25%, 11/25/26(a)	EUR	1,214	1,502,452
0.50%, 05/25/25(a)	EUR	1,403	1,745,816
0.50%, 05/25/26(a)	EUR	1,246	1,561,357
0.50%, 05/25/29(a)	EUR	1,095	1,387,030
0.75%, 05/25/28(a)	EUR	1,501	1,932,901
0.75%, 11/25/28(a)	EUR	1,125	1,452,435
0.75%, 05/25/52(b)	EUR	350	443,094
1.00%, 11/25/25(a)	EUR	1,200	1,537,344
1.00%, 05/25/27(a)	EUR	1,380	1,794,382
1.25%, 05/25/34(a)	EUR	1,000	1,386,008
1.25%, 05/25/36(b)	EUR	1,133	1,582,807
1.50%, 05/25/31(a)	EUR	1,737	2,430,090
1.50%, 05/25/50(b)	EUR	877	1,338,524
1.75%, 05/25/23(a)	EUR	1,415	1,786,181
1.75%, 11/25/24(a)	EUR	1,370	1,787,053
1.75%, 06/25/39(b)	EUR	800	1,221,380
1.75%, 05/25/66(b)	EUR	507	878,727
2.00%, 05/25/48(b)	EUR	869	1,455,585
2.25%, 10/25/22(a)	EUR	1,313	1,652,839
2.25%, 05/25/24(a)	EUR	1,146	1,504,753
2.50%, 05/25/30(a)	EUR	1,619	2,435,777
2.75%, 10/25/27(a)	EUR	1,689	2,463,398
3.00%, 04/25/22(a)	EUR	1,730	2,174,391
3.25%, 10/25/21(a)	EUR	825	1,021,999

Security		Par (000)	Value

France (continued)
3.25%, 05/25/45(a)	EUR	912	$1,819,652
3.50%, 04/25/26(a)	EUR	1,454	2,121,264
4.00%, 10/25/38(a)	EUR	817	1,639,289
4.00%, 04/25/55(a)	EUR	583	1,453,271
4.00%, 04/25/60(a)	EUR	547	1,443,594
4.25%, 10/25/23(a)	EUR	1,515	2,077,230
4.50%, 04/25/41(a)	EUR	1,504	3,314,731
4.75%, 04/25/35(a)	EUR	957	1,924,601
5.50%, 04/25/29(a)	EUR	1,070	1,919,422
5.75%, 10/25/32(a)	EUR	1,168	2,383,125
6.00%, 10/25/25(a)	EUR	1,123	1,791,667
8.50%, 04/25/23(a)	EUR	435	643,096

			71,608,015

Germany — 4.7%
Bundesobligation 0.00%, 10/08/21(a)(c)	EUR	730	870,217
0.00%, 04/08/22(a)(c)	EUR	661	790,824
0.00%, 10/07/22(a)(c)	EUR	555	666,926
0.00%, 04/14/23(a)(c)	EUR	650	784,482
0.00%, 10/13/23(a)(c)	EUR	600	726,854
0.00%, 04/05/24(a)(c)	EUR	800	972,706
0.00%, 10/18/24(a)(c)	EUR	550	671,161
0.00%, 04/11/25(a)(c)	EUR	500	612,133
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/26(a)(c)	EUR	904	1,116,218
0.00%, 08/15/29(a)(c)	EUR	300	374,024
0.00%, 02/15/30(a)(c)	EUR	925	1,153,250
0.00%, 08/15/50(a)(c)	EUR	75	91,431
0.25%, 02/15/27(a)	EUR	900	1,132,139
0.25%, 08/15/28(a)	EUR	800	1,015,786
0.25%, 02/15/29(a)	EUR	736	936,734
0.50%, 02/15/25(a)	EUR	854	1,068,366
0.50%, 02/15/26(a)	EUR	926	1,171,426
0.50%, 08/15/27(a)	EUR	700	898,498
0.50%, 02/15/28(a)	EUR	825	1,063,714
1.00%, 08/15/24(a)	EUR	685	868,309
1.00%, 08/15/25(a)	EUR	800	1,030,572
1.25%, 08/15/48(a)	EUR	570	938,445
1.50%, 09/04/22(a)	EUR	655	811,212
1.50%, 02/15/23(a)	EUR	350	437,822
1.50%, 05/15/23(a)	EUR	641	806,099
1.50%, 05/15/24(a)	EUR	755	970,165
1.75%, 07/04/22(a)	EUR	828	1,026,068
1.75%, 02/15/24(a)	EUR	739	952,673
2.00%, 01/04/22(a)	EUR	755	927,660
2.00%, 08/15/23(a)	EUR	441	565,704
2.25%, 09/04/21(a)	EUR	300	366,049
2.50%, 07/04/44(a)	EUR	880	1,733,022
2.50%, 08/15/46(a)	EUR	947	1,913,740
3.25%, 07/04/42(a)	EUR	510	1,079,482
4.00%, 01/04/37(a)	EUR	883	1,814,347
4.25%, 07/04/39(a)	EUR	449	1,004,209
4.75%, 07/04/28(a)	EUR	464	789,355
4.75%, 07/04/34(a)	EUR	712	1,471,253
4.75%, 07/04/40(a)	EUR	618	1,488,541
5.50%, 01/04/31(a)	EUR	667	1,300,249
5.63%, 01/04/28(a)	EUR	546	954,205
6.25%, 01/04/24(a)	EUR	285	418,785
6.25%, 01/04/30(a)	EUR	375	738,359
6.50%, 07/04/27(a)	EUR	450	803,083

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Bundesschatzanweisungen 0.00%, 09/10/21(a)(c)	EUR	500	$595,702
0.00%, 12/10/21(a)(c)	EUR	463	552,660

			42,474,659

Ireland — 4.0%
Ireland Government Bond 0.00%, 10/18/22(a)(c)	EUR	1,650	1,975,904
0.40%, 05/15/35(a)	EUR	1,150	1,415,766
0.80%, 03/15/22(a)	EUR	1,378	1,666,148
0.90%, 05/15/28(a)	EUR	1,700	2,198,409
1.00%, 05/15/26(a)	EUR	2,974	3,809,349
1.10%, 05/15/29(a)	EUR	1,473	1,944,571
1.30%, 05/15/33(a)	EUR	1,065	1,466,905
1.35%, 03/18/31(a)	EUR	1,320	1,803,308
1.50%, 05/15/50(a)	EUR	1,290	1,944,917
1.70%, 05/15/37(a)	EUR	1,510	2,230,719
2.00%, 02/18/45(a)	EUR	1,947	3,191,486
2.40%, 05/15/30(a)	EUR	2,077	3,075,714
3.40%, 03/18/24(a)	EUR	2,110	2,854,615
3.90%, 03/20/23(a)	EUR	1,933	2,557,232
5.40%, 03/13/25	EUR	2,518	3,796,453

			35,931,496

Italy — 7.2%
Italy Buoni Poliennali Del Tesoro 0.05%, 01/15/23(b)	EUR	389	459,910
0.35%, 11/01/21	EUR	615	731,752
0.35%, 02/01/25(a)	EUR	641	755,961
0.60%, 06/15/23(a)	EUR	200	239,948
0.65%, 10/15/23	EUR	566	679,970
0.85%, 01/15/27(b)	EUR	630	752,424
0.90%, 08/01/22(a)	EUR	700	842,837
0.95%, 03/01/23	EUR	535	647,068
0.95%, 03/15/23	EUR	630	761,996
0.95%, 08/01/30(a)	EUR	900	1,057,699
1.00%, 07/15/22(a)	EUR	487	587,281
1.20%, 04/01/22	EUR	600	724,004
1.25%, 12/01/26(a)	EUR	657	806,178
1.35%, 04/15/22	EUR	743	899,301
1.35%, 04/01/30(a)	EUR	797	973,826
1.45%, 09/15/22	EUR	590	718,672
1.45%, 11/15/24(a)	EUR	550	680,183
1.45%, 05/15/25(a)	EUR	600	742,037
1.45%, 03/01/36(b)	EUR	445	527,605
1.50%, 06/01/25	EUR	650	806,304
1.60%, 06/01/26	EUR	728	910,423
1.65%, 03/01/32(b)	EUR	780	971,664
1.75%, 07/01/24(a)	EUR	697	869,589
1.85%, 05/15/24	EUR	450	563,160
1.85%, 07/01/25(b)	EUR	400	503,528
2.00%, 12/01/25	EUR	624	794,731
2.00%, 02/01/28(a)	EUR	776	997,374
2.05%, 08/01/27	EUR	716	921,236
2.10%, 07/15/26(a)	EUR	675	866,166
2.15%, 12/15/21	EUR	746	909,586
2.20%, 06/01/27	EUR	540	700,674
2.25%, 09/01/36(b)	EUR	525	691,196
2.30%, 10/15/21(a)	EUR	600	730,382
2.45%, 10/01/23(a)	EUR	504	638,890
2.45%, 09/01/33(b)	EUR	570	767,047

Security		Par (000)	Value

Italy (continued)
2.45%, 09/01/50(b)	EUR	450	$591,419
2.50%, 12/01/24	EUR	635	818,118
2.50%, 11/15/25(a)	EUR	650	846,764
2.70%, 03/01/47(b)	EUR	606	836,090
2.80%, 12/01/28(a)	EUR	675	921,984
2.80%, 03/01/67(b)	EUR	312	434,705
2.95%, 09/01/38(b)	EUR	527	753,726
3.00%, 08/01/29(a)	EUR	682	950,952
3.10%, 03/01/40(b)	EUR	381	555,757
3.25%, 09/01/46(b)	EUR	575	867,728
3.35%, 03/01/35(b)	EUR	500	741,388
3.45%, 03/01/48(b)	EUR	587	919,684
3.50%, 03/01/30(b)	EUR	914	1,329,087
3.75%, 08/01/21(b)	EUR	501	615,298
3.75%, 09/01/24	EUR	636	854,405
3.85%, 09/01/49(b)	EUR	452	758,961
4.00%, 02/01/37(b)	EUR	938	1,501,499
4.50%, 05/01/23	EUR	747	990,101
4.50%, 03/01/24	EUR	797	1,084,031
4.50%, 03/01/26(b)	EUR	740	1,062,400
4.75%, 09/01/21	EUR	874	1,088,129
4.75%, 08/01/23(b)	EUR	970	1,304,830
4.75%, 09/01/28(b)	EUR	852	1,312,932
4.75%, 09/01/44(b)	EUR	611	1,127,135
5.00%, 03/01/22	EUR	739	944,182
5.00%, 03/01/25(b)	EUR	831	1,185,651
5.00%, 08/01/34(b)	EUR	862	1,485,492
5.00%, 08/01/39(b)	EUR	728	1,329,403
5.00%, 09/01/40(b)	EUR	777	1,427,684
5.25%, 11/01/29	EUR	1,069	1,744,470
5.50%, 09/01/22	EUR	738	972,164
5.50%, 11/01/22(a)	EUR	757	1,004,008
5.75%, 02/01/33	EUR	722	1,292,705
6.00%, 05/01/31(a)	EUR	1,035	1,825,690
6.50%, 11/01/27	EUR	959	1,584,624
7.25%, 11/01/26	EUR	433	716,976
9.00%, 11/01/23	EUR	422	641,279

			64,652,053

Japan — 22.7%
Japan Government Five Year Bond 0.10%, 09/20/21	JPY	142,850	1,354,907
0.10%, 12/20/21	JPY	69,300	657,770
0.10%, 03/20/22	JPY	69,400	659,093
0.10%, 06/20/22	JPY	80,000	760,201
0.10%, 09/20/22	JPY	83,200	791,096
0.10%, 12/20/22	JPY	68,000	647,007
0.10%, 03/20/23	JPY	114,000	1,085,140
0.10%, 06/20/23	JPY	59,000	562,155
0.10%, 09/20/23	JPY	84,000	800,856
0.10%, 12/20/23	JPY	103,550	987,775
0.10%, 03/20/24	JPY	77,350	738,231
0.10%, 06/20/24	JPY	83,700	799,247
0.10%, 09/20/24	JPY	122,950	1,174,601
0.10%, 12/20/24	JPY	130,000	1,242,494
0.10%, 03/20/25	JPY	170,000	1,624,687
0.10%, 06/20/25	JPY	114,950	1,098,989
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	98,750	891,991
0.50%, 03/20/59	JPY	120,050	1,118,113
0.50%, 03/20/60	JPY	22,400	208,401

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.80%, 03/20/58	JPY	107,000	$1,102,718
0.90%, 03/20/57	JPY	101,850	1,078,157
1.40%, 03/20/55	JPY	49,400	593,328
1.70%, 03/20/54	JPY	52,950	680,387
1.90%, 03/20/53	JPY	49,800	662,665
2.00%, 03/20/52	JPY	85,100	1,149,731
2.20%, 03/20/49	JPY	59,100	809,513
2.20%, 03/20/50	JPY	56,150	775,510
2.20%, 03/20/51	JPY	78,450	1,091,659
2.40%, 03/20/48	JPY	36,900	519,640
Japan Government Ten Year Bond 0.10%, 03/20/26	JPY	42,600	407,897
0.10%, 06/20/26	JPY	45,000	431,107
0.10%, 09/20/26	JPY	70,450	675,282
0.10%, 12/20/26	JPY	78,500	752,844
0.10%, 03/20/27	JPY	63,000	604,908
0.10%, 06/20/27	JPY	70,050	672,978
0.10%, 09/20/27	JPY	66,250	636,609
0.10%, 12/20/27	JPY	56,000	538,459
0.10%, 03/20/28	JPY	65,150	625,860
0.10%, 06/20/28	JPY	62,900	604,133
0.10%, 09/20/28	JPY	81,000	777,609
0.10%, 12/20/28	JPY	86,000	825,000
0.10%, 03/20/29	JPY	93,100	892,362
0.10%, 06/20/29	JPY	58,350	558,798
0.10%, 09/20/29	JPY	178,600	1,709,057
0.10%, 12/20/29	JPY	211,600	2,023,439
0.10%, 03/20/30	JPY	227,850	2,175,059
0.10%, 06/20/30	JPY	85,050	811,237
0.30%, 12/20/24	JPY	48,550	468,069
0.30%, 12/20/25	JPY	41,550	401,887
0.40%, 03/20/25	JPY	48,200	467,011
0.40%, 06/20/25	JPY	72,650	704,691
0.40%, 09/20/25	JPY	47,950	465,899
0.50%, 09/20/24	JPY	81,900	795,305
0.50%, 12/20/24	JPY	43,850	426,415
0.60%, 03/20/23	JPY	199,750	1,926,294
0.60%, 09/20/23	JPY	30,250	292,907
0.60%, 12/20/23	JPY	157,000	1,522,884
0.60%, 03/20/24	JPY	79,700	774,408
0.60%, 06/20/24	JPY	83,050	808,365
0.70%, 12/20/22	JPY	94,050	907,623
0.80%, 06/20/22	JPY	75,700	728,783
0.80%, 09/20/22	JPY	220,450	2,126,874
0.80%, 12/20/22	JPY	106,850	1,033,564
0.80%, 06/20/23	JPY	107,100	1,040,662
0.80%, 09/20/23	JPY	101,800	991,773
0.90%, 03/20/22	JPY	71,650	689,312
0.90%, 06/20/22	JPY	101,100	975,123
1.00%, 09/20/21	JPY	79,050	757,401
1.00%, 12/20/21	JPY	24,650	236,871
1.00%, 03/20/22	JPY	98,800	952,033
1.10%, 09/20/21	JPY	77,750	745,776
1.10%, 12/20/21	JPY	102,550	986,781
Japan Government Thirty Year Bond 0.30%, 06/20/46	JPY	59,950	541,336
0.40%, 06/20/49	JPY	101,400	929,777
0.40%, 09/20/49	JPY	114,500	1,048,661
0.40%, 12/20/49	JPY	100,000	914,802
0.40%, 03/20/50	JPY	93,100	850,650

Security		Par (000)	Value

Japan (continued)
0.50%, 09/20/46	JPY	85,500	$810,321
0.50%, 03/20/49	JPY	105,050	989,117
0.60%, 12/20/46	JPY	62,350	605,596
0.60%, 06/20/50	JPY	46,000	443,354
0.70%, 06/20/48	JPY	105,300	1,045,451
0.70%, 12/20/48	JPY	91,450	909,233
0.80%, 03/20/46	JPY	69,700	709,987
0.80%, 03/20/47	JPY	58,650	596,834
0.80%, 06/20/47	JPY	65,900	670,425
0.80%, 09/20/47	JPY	69,450	706,330
0.80%, 12/20/47	JPY	80,950	825,019
0.80%, 03/20/48	JPY	99,000	1,008,615
0.90%, 09/20/48	JPY	92,350	964,212
1.10%, 03/20/33	JPY	29,000	306,742
1.40%, 09/20/45	JPY	37,500	433,054
1.40%, 12/20/45	JPY	42,650	492,913
1.50%, 12/20/44	JPY	45,050	528,393
1.50%, 03/20/45	JPY	76,250	895,182
1.60%, 06/20/45	JPY	33,400	399,615
1.70%, 06/20/33	JPY	32,550	368,323
1.70%, 12/20/43	JPY	62,400	755,723
1.70%, 03/20/44	JPY	86,600	1,050,175
1.70%, 06/20/44	JPY	51,600	625,910
1.70%, 09/20/44	JPY	55,650	675,921
1.80%, 11/22/32	JPY	26,000	295,969
1.80%, 03/20/43	JPY	97,500	1,195,074
1.80%, 09/20/43	JPY	65,650	807,173
1.90%, 09/20/42	JPY	173,700	2,158,181
1.90%, 06/20/43	JPY	75,150	938,490
2.00%, 12/20/33	JPY	39,750	466,676
2.00%, 09/20/40	JPY	141,600	1,760,485
2.00%, 09/20/41	JPY	153,850	1,928,429
2.00%, 03/20/42	JPY	134,550	1,693,029
2.10%, 09/20/33	JPY	25,550	302,436
2.20%, 09/20/39	JPY	108,400	1,373,593
2.20%, 03/20/41	JPY	127,000	1,631,721
2.30%, 05/20/32	JPY	24,800	294,764
2.30%, 03/20/35	JPY	47,600	584,251
2.30%, 06/20/35	JPY	35,550	437,326
2.30%, 12/20/35	JPY	45,650	564,466
2.30%, 12/20/36	JPY	43,100	538,373
2.30%, 03/20/39	JPY	116,050	1,481,583
2.30%, 03/20/40	JPY	121,950	1,574,958
2.40%, 11/20/31	JPY	22,600	269,387
2.40%, 03/20/34	JPY	43,200	529,967
2.40%, 12/20/34	JPY	32,600	403,570
2.40%, 03/20/37	JPY	82,150	1,040,950
2.40%, 09/20/38	JPY	111,200	1,431,927
2.50%, 06/20/34	JPY	54,500	677,351
2.50%, 09/20/34	JPY	39,700	495,422
2.50%, 09/20/35	JPY	36,550	460,859
2.50%, 03/20/36	JPY	52,000	659,445
2.50%, 06/20/36	JPY	53,500	680,426
2.50%, 09/20/36	JPY	36,900	470,608
2.50%, 09/20/37	JPY	85,800	1,105,922
2.50%, 03/20/38	JPY	101,800	1,320,916
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	80,600	753,636
0.30%, 06/20/39	JPY	136,900	1,281,199
0.30%, 09/20/39	JPY	132,850	1,241,550

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.30%, 12/20/39	JPY	133,350	$1,244,457
0.40%, 03/20/36	JPY	62,000	598,016
0.40%, 03/20/39	JPY	120,100	1,145,329
0.40%, 03/20/40	JPY	133,000	1,264,664
0.40%, 06/20/40	JPY	61,600	585,022
0.50%, 09/20/36	JPY	68,650	671,118
0.50%, 03/20/38	JPY	116,550	1,134,613
0.50%, 06/20/38	JPY	128,000	1,245,098
0.50%, 12/20/38	JPY	130,200	1,264,355
0.60%, 12/20/36	JPY	98,050	972,451
0.60%, 06/20/37	JPY	80,550	798,156
0.60%, 09/20/37	JPY	116,950	1,158,218
0.60%, 12/20/37	JPY	89,350	884,441
0.70%, 03/20/37	JPY	98,500	991,223
0.70%, 09/20/38	JPY	128,850	1,296,165
0.80%, 06/20/23	JPY	51,950	504,784
1.00%, 03/20/23	JPY	64,500	628,443
1.00%, 12/20/35	JPY	111,250	1,168,962
1.20%, 12/20/34	JPY	120,250	1,295,829
1.20%, 03/20/35	JPY	105,250	1,134,715
1.20%, 09/20/35	JPY	78,850	851,085
1.30%, 06/20/35	JPY	77,300	844,290
1.40%, 12/20/22	JPY	27,000	264,834
1.40%, 09/20/34	JPY	128,300	1,415,219
1.50%, 06/20/32	JPY	50,900	560,391
1.50%, 03/20/33	JPY	59,400	656,973
1.50%, 03/20/34	JPY	93,350	1,037,975
1.50%, 06/20/34	JPY	96,000	1,068,739
1.60%, 06/20/30	JPY	53,200	581,904
1.60%, 03/20/32	JPY	46,700	518,355
1.60%, 06/20/32	JPY	50,100	557,142
1.60%, 03/20/33	JPY	79,100	884,142
1.60%, 12/20/33	JPY	87,850	986,541
1.70%, 12/20/22	JPY	36,000	355,550
1.70%, 09/20/31	JPY	50,400	561,932
1.70%, 12/20/31	JPY	66,600	744,127
1.70%, 03/20/32	JPY	38,300	429,284
1.70%, 06/20/32	JPY	40,750	457,689
1.70%, 09/20/32	JPY	129,450	1,456,775
1.70%, 12/20/32	JPY	102,050	1,150,637
1.70%, 06/20/33	JPY	103,350	1,169,469
1.70%, 09/20/33	JPY	92,600	1,049,630
1.80%, 06/20/23	JPY	43,000	429,577
1.80%, 12/20/23	JPY	25,000	252,140
1.80%, 06/20/30	JPY	148,100	1,647,562
1.80%, 09/20/30	JPY	48,850	544,913
1.80%, 06/20/31	JPY	45,800	514,205
1.80%, 09/20/31	JPY	88,950	1,001,022
1.80%, 12/20/31	JPY	80,100	903,502
1.80%, 03/20/32	JPY	78,850	892,371
1.80%, 12/20/32	JPY	55,950	637,305
1.90%, 06/20/22	JPY	31,000	304,526
1.90%, 09/20/22	JPY	25,900	255,695
1.90%, 09/20/23	JPY	13,000	130,866
1.90%, 12/20/23	JPY	35,000	354,118
1.90%, 03/20/24	JPY	24,250	246,411
1.90%, 03/20/25	JPY	31,500	326,005
1.90%, 06/20/25	JPY	40,200	417,927
1.90%, 12/20/28	JPY	63,050	695,321
1.90%, 03/20/29	JPY	60,350	667,514

Security		Par (000)	Value

Japan (continued)
1.90%, 09/20/30	JPY	66,200	$744,773
1.90%, 03/20/31	JPY	50,950	576,314
1.90%, 06/20/31	JPY	89,400	1,012,842
2.00%, 03/21/22	JPY	36,100	353,447
2.00%, 06/20/22	JPY	78,750	774,994
2.00%, 12/20/24	JPY	53,100	549,567
2.00%, 03/20/25	JPY	50	520
2.00%, 09/20/25	JPY	42,650	447,512
2.00%, 12/20/25	JPY	56,050	590,945
2.00%, 03/20/27	JPY	38,350	414,012
2.00%, 06/20/30	JPY	51,700	584,792
2.00%, 12/20/30	JPY	55,450	630,986
2.00%, 03/20/31	JPY	57,550	656,728
2.10%, 12/20/21	JPY	32,850	320,354
2.10%, 03/20/24	JPY	57,300	586,191
2.10%, 09/20/24	JPY	70,600	729,978
2.10%, 03/20/25	JPY	29,900	312,079
2.10%, 09/20/25	JPY	28,850	304,122
2.10%, 12/20/25	JPY	30,000	317,830
2.10%, 03/20/26	JPY	44,600	474,840
2.10%, 12/20/26	JPY	83,350	900,721
2.10%, 03/20/27	JPY	58,400	634,153
2.10%, 06/20/27	JPY	27,500	300,089
2.10%, 09/20/27	JPY	31,300	343,362
2.10%, 12/20/27	JPY	92,750	1,021,741
2.10%, 06/20/28	JPY	35,450	393,722
2.10%, 09/20/28	JPY	66,750	744,181
2.10%, 12/20/28	JPY	35,000	391,564
2.10%, 03/20/29	JPY	70,500	791,343
2.10%, 06/20/29	JPY	75,700	852,568
2.10%, 09/20/29	JPY	76,500	864,523
2.10%, 12/20/29	JPY	67,950	770,548
2.10%, 03/20/30	JPY	100,200	1,138,933
2.10%, 12/20/30	JPY	100,550	1,154,028
2.20%, 12/20/21	JPY	28,800	281,234
2.20%, 03/20/24	JPY	38,950	399,811
2.20%, 06/20/24	JPY	30,750	317,336
2.20%, 03/20/26	JPY	36,700	392,697
2.20%, 06/20/26	JPY	17,050	183,391
2.20%, 09/20/26	JPY	66,000	713,590
2.20%, 09/20/27	JPY	49,750	549,146
2.20%, 03/20/28	JPY	81,400	906,271
2.20%, 09/20/28	JPY	37,600	422,107
2.20%, 06/20/29	JPY	39,450	447,629
2.20%, 12/20/29	JPY	84,800	969,165
2.20%, 03/20/30	JPY	49,000	561,426
2.20%, 03/20/31	JPY	60,600	703,655
2.30%, 03/20/26	JPY	36,000	387,137
2.30%, 06/20/26	JPY	49,300	533,035
2.30%, 09/20/26	JPY	26,900	292,414
2.30%, 06/20/27	JPY	37,150	410,266
2.30%, 06/20/28	JPY	37,950	427,188
2.40%, 06/20/24	JPY	55,800	579,965
2.40%, 03/20/28	JPY	36,500	411,684
2.40%, 06/20/28	JPY	53,000	600,580
Japan Government Two Year Bond 0.10%, 08/01/21	JPY	88,000	834,389
0.10%, 09/01/21	JPY	98,200	931,400
0.10%, 10/01/21	JPY	96,400	914,510
0.10%, 11/01/21	JPY	100,000	948,851

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.10%, 12/01/21	JPY	69,000	$654,838
0.10%, 01/01/22	JPY	104,850	995,267
0.10%, 02/01/22	JPY	100,000	949,428
0.10%, 03/01/22	JPY	100,000	949,589
0.10%, 04/01/22	JPY	100,000	949,939
0.10%, 07/01/22	JPY	141,650	1,345,869

			205,025,025

Netherlands — 4.7%
Netherlands Government Bond 0.00%, 01/15/22(b)(c)	EUR	2,449	2,922,295
0.00%, 01/15/24(b)(c)	EUR	1,621	1,959,769
0.00%, 01/15/27(b)(c)	EUR	100	122,448
0.00%, 07/15/30(b)(c)	EUR	650	798,909
0.25%, 07/15/25(b)	EUR	1,682	2,078,640
0.25%, 07/15/29(b)	EUR	1,404	1,766,651
0.50%, 07/15/26(b)	EUR	1,672	2,107,829
0.50%, 01/15/40(b)	EUR	975	1,295,902
0.75%, 07/15/27(b)	EUR	1,821	2,349,286
0.75%, 07/15/28(b)	EUR	1,250	1,629,041
1.75%, 07/15/23(b)	EUR	1,885	2,389,501
2.00%, 07/15/24(b)	EUR	1,603	2,097,472
2.25%, 07/15/22(b)	EUR	1,653	2,065,698
2.50%, 01/15/33(b)	EUR	1,526	2,448,091
2.75%, 01/15/47(b)	EUR	1,779	3,696,144
3.75%, 01/15/23(b)	EUR	477	624,898
3.75%, 01/15/42(b)	EUR	1,701	3,716,186
4.00%, 01/15/37(b)	EUR	2,250	4,537,400
5.50%, 01/15/28	EUR	1,395	2,403,284
7.50%, 01/15/23(b)	EUR	829	1,178,802

			42,188,246

Norway — 1.0%
Norway Government Bond 1.38%, 08/19/30(b)	NOK	8,750	1,040,775
1.50%, 02/19/26(b)	NOK	8,044	944,643
1.75%, 03/13/25(b)	NOK	8,382	987,133
1.75%, 02/17/27(b)	NOK	8,350	1,002,311
1.75%, 09/06/29(b)	NOK	8,463	1,033,866
2.00%, 05/24/23(b)	NOK	16,445	1,906,449
2.00%, 04/26/28(b)	NOK	8,254	1,017,243
3.00%, 03/14/24(b)	NOK	12,154	1,474,328

			9,406,748

Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT 0.48%, 10/18/30(b)	EUR	1,150	1,376,343
0.70%, 10/15/27(b)	EUR	1,000	1,235,121
0.90%, 10/12/35(b)	EUR	700	851,589
1.95%, 06/15/29(b)	EUR	2,171	2,953,408
2.13%, 10/17/28(b)	EUR	2,502	3,429,331
2.20%, 10/17/22(b)	EUR	2,268	2,837,729
2.25%, 04/18/34(b)	EUR	1,543	2,224,184
2.88%, 10/15/25(b)	EUR	3,373	4,622,756
2.88%, 07/21/26(b)	EUR	2,505	3,489,427
3.88%, 02/15/30(b)	EUR	1,370	2,163,057
4.10%, 04/15/37(b)	EUR	2,060	3,709,201
4.10%, 02/15/45(b)	EUR	827	1,609,767
4.13%, 04/14/27(b)	EUR	2,005	3,024,573
4.95%, 10/25/23(b)	EUR	2,762	3,822,148
5.65%, 02/15/24(b)	EUR	2,789	3,994,346

			41,342,980

Security		Par (000)	Value

Singapore — 2.1%
Singapore Government Bond 1.75%, 04/01/22	SGD	500	$373,747
1.75%, 02/01/23	SGD	6,000	4,532,969
1.88%, 03/01/50	SGD	440	385,617
2.00%, 02/01/24	SGD	566	436,319
2.25%, 08/01/36	SGD	1,500	1,289,488
2.38%, 06/01/25	SGD	2,000	1,588,741
2.38%, 07/01/39	SGD	356	316,672
2.63%, 05/01/28	SGD	500	416,189
2.75%, 07/01/23	SGD	250	195,094
2.75%, 04/01/42	SGD	964	931,410
2.75%, 03/01/46	SGD	1,525	1,522,809
2.88%, 09/01/30	SGD	2,200	1,917,127
3.13%, 09/01/22	SGD	200	154,401
3.38%, 09/01/33	SGD	1,200	1,136,451
3.50%, 03/01/27	SGD	4,000	3,447,152

			18,644,186

South Korea — 1.5%
Korea Monetary Stabilization Bond, 1.40%, 12/02/21	KRW	1,000,000	847,317
Korea Treasury Bond 1.13%, 09/10/39	KRW	250,000	197,268
1.25%, 12/10/22	KRW	1,500,000	1,273,038
1.38%, 09/10/24	KRW	500,000	426,545
1.38%, 12/10/29	KRW	4,000,000	3,384,640
1.50%, 03/10/50	KRW	200,000	167,839
1.50%, 09/10/66	KRW	100,000	83,929
1.88%, 03/10/22	KRW	100,000	85,540
1.88%, 06/10/29	KRW	1,500,000	1,319,828
2.00%, 03/10/46	KRW	200,000	186,114
2.00%, 03/10/49	KRW	2,000,000	1,869,154
2.13%, 03/10/47	KRW	200,000	190,472
2.25%, 06/10/25	KRW	500,000	443,151
2.38%, 03/10/23	KRW	100,000	87,328
2.38%, 12/10/27	KRW	500,000	454,700
2.38%, 12/10/28	KRW	100,000	91,407
2.38%, 09/10/38	KRW	100,000	95,587
2.63%, 09/10/35	KRW	400,000	391,175
2.63%, 03/10/48	KRW	200,000	210,453
3.00%, 03/10/23	KRW	200,000	177,308
3.00%, 12/10/42	KRW	1,000,000	1,080,336
3.75%, 06/10/22	KRW	500,000	443,028

			13,506,157

Spain — 4.6%
Spain Government Bond 0.00%, 04/30/23(c)	EUR	527	628,774
0.00%, 01/31/25(c)	EUR	513	612,246
0.05%, 10/31/21	EUR	841	1,000,402
0.25%, 07/30/24(b)	EUR	750	905,601
0.35%, 07/30/23	EUR	871	1,051,037
0.40%, 04/30/22	EUR	600	719,288
0.45%, 10/31/22	EUR	450	542,103
0.50%, 04/30/30(b)	EUR	300	362,374
0.60%, 10/31/29(b)	EUR	714	872,927
1.00%, 10/31/50(b)	EUR	400	456,516
1.20%, 10/31/40(b)	EUR	100	124,692
1.25%, 10/31/30(b)	EUR	300	386,990
1.30%, 10/31/26(b)	EUR	1,005	1,290,688
1.40%, 04/30/28(b)	EUR	933	1,214,475
1.40%, 07/30/28(b)	EUR	941	1,226,062

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.45%, 10/31/27(b)	EUR	1,092	$1,420,830
1.45%, 04/30/29(b)	EUR	548	718,407
1.50%, 04/30/27(b)	EUR	814	1,061,398
1.60%, 04/30/25(b)	EUR	874	1,122,367
1.85%, 07/30/35(b)	EUR	644	892,269
1.95%, 04/30/26(b)	EUR	765	1,012,270
1.95%, 07/30/30(b)	EUR	965	1,326,545
2.15%, 10/31/25(b)	EUR	835	1,107,114
2.35%, 07/30/33(b)	EUR	844	1,227,780
2.70%, 10/31/48(b)	EUR	572	939,393
2.75%, 10/31/24(b)	EUR	879	1,172,490
2.90%, 10/31/46(b)	EUR	616	1,037,140
3.45%, 07/30/66(b)	EUR	450	909,217
3.80%, 04/30/24(b)	EUR	728	993,382
4.20%, 01/31/37(b)	EUR	655	1,199,653
4.40%, 10/31/23(b)	EUR	733	1,000,613
4.65%, 07/30/25(b)	EUR	738	1,084,171
4.70%, 07/30/41(b)	EUR	512	1,047,610
4.80%, 01/31/24(b)	EUR	597	832,691
4.90%, 07/30/40(b)	EUR	585	1,209,397
5.15%, 10/31/28(b)	EUR	780	1,299,566
5.15%, 10/31/44(b)	EUR	506	1,134,212
5.40%, 01/31/23(b)	EUR	859	1,162,108
5.75%, 07/30/32	EUR	791	1,516,612
5.85%, 01/31/22(b)	EUR	756	977,793
5.90%, 07/30/26(b)	EUR	810	1,302,365
6.00%, 01/31/29	EUR	951	1,676,436

			41,778,004

Sweden — 1.4%
Sweden Government Bond 0.75%, 05/12/28	SEK	9,745	1,193,323
0.75%, 11/12/29(b)	SEK	12,420	1,532,098
1.00%, 11/12/26(a)	SEK	13,030	1,603,784
1.50%, 11/13/23(b)	SEK	22,100	2,676,759
2.50%, 05/12/25	SEK	12,805	1,659,343
3.50%, 06/01/22	SEK	18,725	2,290,892
3.50%, 03/30/39	SEK	9,825	1,757,555

			12,713,754

Switzerland — 0.3%
Swiss Confederation Government Bond 0.50%, 05/27/30(a)	CHF	25	30,367
4.00%, 02/11/23(a)	CHF	880	1,084,924
4.00%, 04/08/28(a)	CHF	1,164	1,743,377
4.00%, 01/06/49(a)	CHF	25	63,547

			2,922,215

United Kingdom — 5.0%
United Kingdom Gilt 0.50%, 07/22/22(a)	GBP	900	1,194,243
0.63%, 06/07/25(a)	GBP	1,200	1,631,857
0.88%, 10/22/29(a)	GBP	447	630,102
1.00%, 04/22/24(a)	GBP	1,125	1,539,316
1.25%, 07/22/27(a)	GBP	521	745,629
1.50%, 07/22/26(a)	GBP	484	696,240
1.50%, 07/22/47(a)	GBP	805	1,282,138
1.63%, 10/22/28(a)	GBP	811	1,206,859

Security		Par/ Shares (000)	Value

United Kingdom (continued)
1.63%, 10/22/54(a)	GBP	500	$857,522
1.63%, 10/22/71(a)	GBP	317	629,003
1.75%, 09/07/37(a)	GBP	1,008	1,589,716
1.75%, 01/22/49(a)	GBP	465	786,998
1.75%, 07/22/57(a)	GBP	666	1,207,691
2.00%, 09/07/25(a)	GBP	238	346,580
2.25%, 09/07/23(a)	GBP	938	1,320,997
2.50%, 07/22/65(a)	GBP	541	1,250,462
2.75%, 09/07/24(a)	GBP	510	748,495
3.25%, 01/22/44(a)	GBP	873	1,799,835
3.50%, 01/22/45(a)	GBP	768	1,662,595
3.50%, 07/22/68(a)	GBP	537	1,575,044
3.75%, 09/07/21(a)	GBP	900	1,229,681
3.75%, 07/22/52(a)	GBP	454	1,136,287
4.00%, 03/07/22(a)	GBP	800	1,117,515
4.00%, 01/22/60(a)	GBP	457	1,323,210
4.25%, 12/07/27(a)	GBP	524	904,606
4.25%, 06/07/32(a)	GBP	590	1,138,142
4.25%, 03/07/36(a)	GBP	625	1,291,828
4.25%, 09/07/39(a)	GBP	525	1,153,559
4.25%, 12/07/40(a)	GBP	552	1,236,141
4.25%, 12/07/46(a)	GBP	613	1,507,267
4.25%, 12/07/49(a)	GBP	501	1,294,017
4.25%, 12/07/55(a)	GBP	648	1,836,067
4.50%, 09/07/34(a)	GBP	582	1,198,915
4.50%, 12/07/42(a)	GBP	678	1,616,312
4.75%, 12/07/30(a)	GBP	696	1,349,305
4.75%, 12/07/38(a)	GBP	500	1,145,025
5.00%, 03/07/25(a)	GBP	583	945,249
6.00%, 12/07/28(a)	GBP	405	794,898

			44,919,346

Total Foreign Government Obligations — 95.7% (Cost: $808,936,466)			863,590,075

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)		24,171	24,171,000

Total Short-Term Investments — 2.7% (Cost: $24,171,000)			24,171,000

Total Investments in Securities — 98.4% (Cost: $833,107,466)			887,761,075

Other Assets, Less Liabilities — 1.6%			14,215,765

Net Assets — 100.0%			$901,976,840

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$37,577,000	$—	$(13,406,000	)(a)	$—	$—	$24,171,000	24,171	$210,355	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year Korea Index Bond	262	09/15/20	$29,633	$221,023
3-Year Korea Bond Index	76	09/15/20	7,162	12,439

				$233,462

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	29,569,918,405	USD	24,501,735	GS	08/04/20	$317,737
USD	49,693,201	KRW	59,139,836,810	GS	08/04/20	54,258

						371,995

KRW	29,569,918,405	USD	24,867,478	GS	08/04/20	(48,007)
KRW	29,569,918,405	USD	24,825,514	GS	08/31/20	(33,545)

						(81,552)

	Net unrealized appreciation					$290,443

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$863,590,075	$—	$863,590,075
Money Market Funds	24,171,000	—	—	24,171,000

	$24,171,000	$863,590,075	$—	$887,761,075

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$371,995	$—	$371,995
Futures Contracts	233,462	—	—	233,462
Liabilities
Forward Foreign Currency Exchange Contracts	—	(81,552)	—	(81,552)

	$233,462	$290,443	$—	$523,905

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Treasury Bond ETF

Counterparty Abbreviations

GS	Goldman Sachs & Co.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

9